Risk management (Details) - Schedule of expected credit losses on financial assets recognized in profit or loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of expected credit losses on financial assets recognized in profit or loss [Abstract]
Expected credit loss provision on trade receivables arising from contracts with customers	R 80,842	R 54,872	R 45,171